Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Disclosure of Other Non-Current Liabilities

	2018	2017
Consideration payable in relation to the acquisition of Belarusian Telecom	358,304	323,691
Deferred revenue	2,497	85,646
Deposits and guarantees received from dealers	3,809	—

	364,610	409,337